SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2016
SUBSEQUENT EVENTS [Text Block]
14.	SUBSEQUENT EVENTS

On April 18, 2016, the Company closed its short form prospectus offering in Canada and a concurrent U.S. private placement (the "Offering") of units (the "Units") with gross proceeds to the Company of CAD $9,215,000 through the issuance of Units at a price of CAD $1.00 per Unit. Each Unit consists of one Class A common share in the capital of the Company (a “Common Share”) and one half of one Common Share purchase warrant (each whole warrant, a “Warrant”). Each Warrant entitles the holder thereof to acquire one additional Common Share at an exercise price of CAD $1.50 on or before April 18, 2019. Mackie Research Capital Corporation (the "Agent") acted as agent and sole bookrunner in connection with the Offering. The Company paid the Agent a cash commission of CAD $436,050 and has granted to the Agent compensation options exercisable to purchase 436,050 Units at an exercise price of CAD $1.00 per Unit for a period of 24 months from the closing of the Offering.

As at March 31, 2016, the Company had received $150,000 in respect of the Offering; these funds were reflected as a current liability on Company's consolidated balance sheet as the issuance of the Units in connection with these proceeds was contingent on the Company achieving a minimum financing threshold. Subsequent to March 31, 2016, the Company issued the Units in connection with these proceeds.

In addition, the Company has recorded other current assets of $495,415 which represent legal fees pertaining to the Offering invoiced to the Company prior to March 31, 2016. The amount will be recorded as a share issuance cost upon closing of the Offering.

On May 2, 2016, the Company closed the sale of the additional units issued pursuant to the exercise of the over-allotment option (“Over-Allotment Option”) granted to the Agent in connection with the Offering. The Offering was made pursuant to a short form prospectus filed with the securities regulatory authorities in each of the provinces of Canada, except Québec. Pursuant to the exercise of the Over-Allotment Option, the Company issued an additional 1,090,125 Units (the "Over-Allotment Units") at a price of CAD $1.00 per Over-Allotment Unit for additional gross proceeds to the Company of CAD $1,090,125, bringing the total aggregate gross proceeds to the Company under the Offering to CAD $10,305,125. Each Over-Allotment Unit consists of one Class A common share in the capital of the Company (an “Over-Allotment Common Share”) and one half of one Common Share purchase warrant (each whole warrant, an “Over-Allotment Warrant”). Each Over-Allotment Warrant entitles the holder thereof to acquire one additional Over-Allotment Common Share at an exercise price of CAD $1.50 on or before April 18, 2019. In connection with the closing of the Over-Allotment Option, the Company paid the Agent a cash commission of CAD $65,408 and granted to the Agent compensation options exercisable to purchase 65,407 Over-Allotment Units at an exercise price of CAD $1.00 per Over-Allotment Unit for a period of 24 months from the closing of the Offering.

On June 6 th , 2016, the Company announced that it received proceeds of CAD $1,825,600 from the exercise of outstanding warrants which were issued in connection with the Company’s private placement of subscription receipts that closed on May 30, 2014.